Financial risk factors - Capital structure and interest rate risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financial risk factors
Cash and cash equivalents	$ 1,267	$ 614	$ 530	$ 784
Undrawn borrowing facilities	$ 600	$ 664
Weighted average interest rate	3.90%	4.00%	5.00%
Global Asset Based Loan Facility
Financial risk factors
Undrawn borrowing facilities	$ 599	$ 663
Capital risk
Financial risk factors
Ratio of net debt to Adjusted EBITDA	4.90	4.50	5.00
Fixed interest rate | Interest rate risk
Financial risk factors
Percentage of fixed rate borrowings	89.60%	88.10%
Weighted average interest rate	4.40%	4.60%	5.40%
Variable interest rate | Interest rate risk
Financial risk factors
Percentage increase in currency exchange rate	1.00%
Increase in interest payable	$ 11	$ 11